Taxation - Disclosure of Tax on Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax:
UK corporation tax on profit for the year	£ 450	£ 556	£ 611
Adjustments in respect of prior years	(20)	(27)	(13)
Total current tax	430	529	598
Deferred tax:
Charge/(credit) for the year	16	23	(11)
Adjustments in respect of prior years	(5)	9	11
Total deferred tax	11	32
Tax on profit	£ 441	£ 561	£ 598